34. Net finance costs (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
SummaryOfNetFinancialCostsLineItems [Line Items]
Financial income	$ 1,208,970	$ 1,033,000		$ 697,814
Finance costs	(6,762,351)	(7,652,701)		(3,952,282)
Other finance costs	(3,523,314)	(3,022,071)		(259,053)
Net finance costs	(9,076,695)	(9,641,772)		(3,513,521)
Commercial interest
SummaryOfNetFinancialCostsLineItems [Line Items]
Financial income	514,536	420,495		273,180
Finance costs	(2,988,860)	(4,549,079)		(2,639,989)
Financial interest
SummaryOfNetFinancialCostsLineItems [Line Items]
Financial income	692,497	612,505		424,634
Other interest
SummaryOfNetFinancialCostsLineItems [Line Items]
Financial income	1,937	0		0
Interest and other
SummaryOfNetFinancialCostsLineItems [Line Items]
Finance costs	(3,750,737)	(3,055,552)		(1,259,956)
Fiscal interest
SummaryOfNetFinancialCostsLineItems [Line Items]
Finance costs	(5,462)	(34,986)		(47,904)
Bank fees and expenses
SummaryOfNetFinancialCostsLineItems [Line Items]
Finance costs	(17,292)	(13,084)		(4,433)
Exchange differences
SummaryOfNetFinancialCostsLineItems [Line Items]
Other finance costs	(4,168,236)	(4,814,183)		(867,349)
Adjustment to present value of receivables
SummaryOfNetFinancialCostsLineItems [Line Items]
Other finance costs	(76,702)	(503)		(663)
Changes in fair value of financial assets
SummaryOfNetFinancialCostsLineItems [Line Items]
Other finance costs	281,039	1,147,943		730,248
Net gain from the repurchase of Corporate Notes
SummaryOfNetFinancialCostsLineItems [Line Items]
Other finance costs	456,884	6,980		0
Other finance costs
SummaryOfNetFinancialCostsLineItems [Line Items]
Other finance costs	$ (16,299)	$ 637,692	[1]	$ (121,289)

[1]	As of December 31, 2018 includes $ 770.1 million related to the termination of the agreement on real estate asset.